Financial Instruments and Capital and Risk Management - Summary of Valuation Techniques and Significant Unobservable Inputs of Assets and Liabilities (Detail)	12 Months Ended
Dec. 31, 2023
Customer-related intangible assets [member]
Disclosure of detailed information about financial instruments [line items]
Inter relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: • the expected adjusted net revenue was higher (lower); or • the risk-adjusted discount rate was lower (higher).
Customer-related intangible assets [member] | Expected Adjusted Net Revenue And Risk Adjusted Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Expected adjusted net revenue and Risk-adjusted discount rate
Customer-related intangible assets [member] | Multi-period excess earnings method [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Multi-Period Excess Earning Method: The valuation model estimates the intangible asset’s value based on present value of the incremental after-tax cash flows attributable only to the intangible asset.
Database [Member]
Disclosure of detailed information about financial instruments [line items]
Inter relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: • the expected developer’s profit margin was higher (lower); or • the obsolescence factor was lower (higher).
Database [Member] | Developers Profit Margin And Obsolescence Factor [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Developer’s Profit Margin and Obsolescence Factor
Database [Member] | Replacement Cost Metohd [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Replacement Cost Method: The valuation model considers the current cost of a similar new asset having the nearest equivalent utility to the asset being valued. This approach involves the estimation of all costs incurred and accumulated in the development effort and application of any related obsolescence factors.
Brand names [member]
Disclosure of detailed information about financial instruments [line items]
Inter relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: • the expected royalty savings was higher (lower); or • the risk-adjusted discount rate was lower (higher).
Brand names [member] | Expected Royalty Savings And Tax Benefits And Tax Adjusted Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Expected royalty savings and tax benefits and Risk-adjusted discount rate
Brand names [member] | Relief From Royalty Method [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Relief from Royalty Method: The valuation model considers that ownership of the intangible asset relieves the owner the need to pay a royalty to a third party in exchange for rights to use the asset.